Concession Contract Assets (Tables)	12 Months Ended
Dec. 31, 2023
Concession Contract Assets
Schedule of Detailed Information about Concession Contract Assets

	2023	2022
Distribution – Infrastructure assets under construction	3,431	1,850
Gas – Infrastructure assets under construction	338	117
Transmission – National Grid (‘BNES’ - Basic Network of the Existing System) - Law 12,783/13	1,723	1,927
Transmission – Assets remunerated by tariff	3,034	2,810

	8,526	6,704

Current	850	728
Non-current	7,676	5,976

Schedule of Contract Assets

	Transmission	Distribution	Gas	Total
Balances at December 31, 2020	3,745	1,142	93	4,980

Additions	252	1,757	50	2,059
Inflation adjustment	660	-	-	660
Results of the Periodic Tariff Review	237	-	-	237
Amounts received	(612)	-	-	(612)
Disposals	(5)	-	(3)	(8)
Others additions	-	-	6	6
Transfers to financial assets	-	(110)	-	(110)
Transfers to intangible assets	-	(851)	(51)	(902)
Contract assets arising from business combination	81	-	-	81
Impairment	-	(11)	-	(11)

Balances at December 31, 2021	4,358	1,927	95	6,380

Additions	407	3,098	61	3,566
Inflation adjustment	575	-	-	575
Results of the Periodic Tariff Review	-	-	-	-
Amounts received	(608)	-	-	(608)
Disposals	-	-	(3)	(3)
Others additions	5	-	-	5
Transfers to financial assets	-	(762)	-	(762)
Transfers to intangible assets	-	(2,412)	(36)	(2,448)
Contract assets arising from business combination	-	-	-	-
Impairment	-	(1)	-	(1)

Balances at December 31, 2022	4,737	1,850	117	6,704

Additions	242	3,478	270	3,990
Inflation adjustment	524	-	-	524
Amounts received	(746)	-	-	(746)
Disposals	-	-	-	-
Others additions	-	-	-	-
Transfers to financial assets	-	(364)	-	(364)
Transfers to intangible assets	-	(1,541)	(49)	(1,590)
Impairment	-	8	-	8

Balances at December 31, 2023	4,757	3,431	338	8,526

Schedule of Concession Contracts

	2023	2022
Current
Concession contract - 004/05 (d)	28	29
Concession contract - 079/00 (b)	45	47
Concession contract - 006/11 (c)	9	8
Concession contract - 006/97 (a)
National Grid (‘BNES’ - Basic Network of the Existing System)	466	408
National Grid - new facilities (RBNI)	302	236

	850	728

Non-current
Concession contract - 004/05 (d)	74	81
Concession contract - 079/00 (b)	118	143
Concession contract - 006/11 (c)	100	85
Concession contract - 006/97 (a)
National Grid (‘BNES’ - Basic Network of the Existing System)	1,257	1,519
National Grid - new facilities (RBNI)	2,358	2,182

	3,907	4,010

	4,757	4,738